BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from computation of earnings per share
	Three months Ended September 30,		Nine months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) available for common stockholders	$(1,270,860)	$(1,604,848)	$5,771,277	$(6,353,921)
Denominator:
Weighted-average shares to compute basic earnings per share	6,106,457	227,829	3,357,450	206,404
Class D preferred stock, including preferred dividends	-	-	1,825,883	-
Class E preferred stock, including preferred dividends	-	-	2,694,383	-
Convertible notes	-	-	896,697	-
Warrants	-	-	10,323	-
Weighted-average shares to compute diluted earnings per share	6,106,457	227,829	8,784,736	206,404

Income (loss) per share:
Basic	$(0.21)	$(7.04)	$1.72	$(30.78)
Diluted	$(0.21)	$(7.04)	$0.66	$(30.78)

	Year Ended December 31, 2022	Year Ended December 31, 2021

Class A Preferred Stock	1,893,149,525	1,408,825,375
Class B Preferred Stock	-	314,754
Class C Preferred Stock, including accrued dividends	688,598	747,540
Class D Preferred Stock, Including accrued dividends	47,352,673	1,395,349
Class E Preferred Stock, including accrued dividends	45,053,832	-
Convertible Notes	18,175,060	20,000
Warrants	4,129,091	-
Potentially dilutive securities	2,008,548,779	1,411,303,018